Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Net Cash flows used from operating activities:
Net loss	$ (381,623)	$ (34,603,871)	$ (45,464,569)	$ (44,265,276)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expenses	445	920	1,169	182,037
Issuance of common stock for services		10,000	10,000
Issuance of common stock as consideration for warrant Amendment			440,000
Change in fair value of digital currencies				(8,665)
Loss on issuance of Units				250,000
Fair value adjustments for warrant liabilities		31,687,073	39,222,099	25,266,593
Fair value adjustments for convertible notes		16,849,071	16,849,071	(2,096,700)
Fair value adjustments for derivative liability shortfall of shares				14,915,419
Realized gain on sale of digital currencies	111,139		299,092
Proceeds from sale of digital currencies	231,548		332,172
Gain on extinguishment of debt		(15,866,197)	(15,918,867)	(837,369)
Loss from lease termination		177,389	100,696
Impairment loss related to investment				2,250,000
Impairment loss on fixed assets				236,585
Loss on sale of fixed assets				1,530
Gain on settlement of derivative liability		(2,136,971)
Liquidated damages		693,000	693,000	3,102,750
Changes in operating assets and liabilities:
Digital currencies				25,502
Prepaid expenses and other current assets	(597)	(28,019)	(67,736)	8,902
Accounts payable	(6,930)	(539,313)	(673,729)	140,233
Net cash used in operating activities	(268,296)	(947,421)	(1,488,254)	(828,459)
Net cash used in investing activities:
Purchase of property and equipment	(2,598)	(1,484)	(1,485)	(14,582)
Sale of property and equipment, net				66,807
Refund of lease deposit			1,885	335,000
Net cash used in investing activities	(2,598)	(1,484)	400	387,225
Net cash provided by financing activities:
Net proceeds from exercise of warrant				91,765
Net proceeds from issuance of convertible notes				320,002
Payment to settle an investor loan		(54,000)	(54,000)
Net cash provided by financing activities		871,114	1,696,120	411,767
Net decrease in cash	(270,894)	(77,791)	208,266	(29,467)
Cash, beginning of period	303,334	95,068	95,068	124,535
Cash, end of period	32,440	17,277	303,334	95,068
Supplemental disclosure of non-cash financing and investing activities:
Conversion of convertible notes to common stock				(4,208,546)
Issuance of common stock due to Anti-Dilution provision		14,517	14,517
Cashless warrant exercise		24,628	12,277,968	3,537
Management redemption from escrow account		400	400
Fractional shares adjusted for reverse split		4	4
Issuance of common stock for settlement of debt		90,168,290	61,667
Preferred converted to Common Stock		(162)
Preferred issued for conversion of notes		1,160	1,160
Debt settlement from sale of fixed assets				22,200
Reclassification between convertible notes and derivative liabilities			4,138,704	92,601
Issuance of Series C-1 Convertible Preferred Stock and warrants in exchange of digital currencies			250,000
Issuance of Series B Convertible Preferred Stock to settle convertible notes payable			74,300,224
Series C-1 Convertible Preferred Stock [Member]
Net Cash flows used from operating activities:
Net loss
Adjustments to reconcile net loss to net cash used in operating activities:
Issuance of common stock for services
Issuance of common stock as consideration for warrant Amendment
Loss on issuance of Convertible Preferred stock			478,035
Net cash provided by financing activities:
Net proceeds from issuance of Convertible Preferred Stock and warrants for cash in an offering			825,005
Supplemental disclosure of non-cash financing and investing activities:
Conversion of convertible notes to common stock	4,118		2,941
Cashless warrant exercise
Issuance of common stock for settlement of debt
Series C Convertible Preferred Stock [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Loss on issuance of Convertible Preferred stock		2,809,497	2,809,497
Net cash provided by financing activities:
Net proceeds from issuance of Convertible Preferred Stock and warrants for cash in an offering		925,114	925,115
Supplemental disclosure of non-cash financing and investing activities:
Conversion of convertible notes to common stock			15,874
Series B Convertible Preferred Stock [Member]
Net Cash flows used from operating activities:
Net loss
Adjustments to reconcile net loss to net cash used in operating activities:
Issuance of common stock for services
Issuance of common stock as consideration for warrant Amendment
Supplemental disclosure of non-cash financing and investing activities:
Conversion of convertible notes to common stock	$ 5,175	$ 32,403	227,013
Cashless warrant exercise
Issuance of common stock for settlement of debt